Fair Value Measurement - Additional Information (Detail) (INR) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, at cost	587.9	642.8